Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings per common share
Net income	$ 61.7	$ 130.5	$ 214.1	$ 107.7
Weighted average common shares outstanding (in shares)	81,899,656	104,370,380	86,384,660	108,156,265
Earnings per common share (in USD per share)	$ 0.75	$ 1.25	$ 2.48	$ 1.00
Earnings per diluted common share
Share-based compensation plans (in shares)	1,122,539	635,750	777,361	479,643
Weighted average diluted common shares outstanding (in shares)	83,022,195	105,006,130	87,162,021	108,635,908
Earnings per diluted common share (in USD per share)	$ 0.74	$ 1.24	$ 2.46	$ 0.99